Sentinel Growth Leaders Fund
Sentinel Growth Leaders Fund
The Sentinel Funds Class A, Class C, Class S and Class I Supplement dated September 30, 2013 to the Prospectus dated March 30, 2013, as supplemented to date

Accordingly, effective September 30, 2013, the Annual Fund Operating Expenses table in the section of the Prospectus titled “Fund Summaries – Sentinel Growth Leaders Fund – Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Growth Leaders Fund		Class A		Class C		CLASS I
Management Fee	[1]	0.70%		0.70%		0.70%
Distribution and/or Service (12b-1) Fees		0.25%	[2]	1.00%	[3]	none
Other Expenses		0.41%		1.54%		0.41%
Total Annual Fund Operating Expenses		1.36%		3.24%		1.11%
[1]	Management fees have been restated to reflect a reduction in the maximum management fee from 0.90% to 0.70% effective September 30, 2013. Because of this restatement, the Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report.
[2]	12b-1 fees have been restated to reflect a reduction in the maximum fee from 0.30% to 0.25% effective June 30, 2012. Because of this restatement, the Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report.
[3]	12b-1 fees have been restated from fiscal year amounts to reflect the maximum fee payable under the applicable distribution plan for such share class. 12b-1 fees are not assessed with respect to shares owned by NLV Financial Corporation or an affiliate ("NLVFin"), which may result in an overall distribution fee charged to all shareholders of less than the maximum for so long as the NLVFin investment is maintained.